SHAREHOLDERS' EQUITY - Capital reserve (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Other
Share Capital
Stock options granted	R$ (6,410,885)
Other | Fibria
Share Capital
Issuance of shares related to a business combination			R$ 6,410,885
Stock options granted
Share Capital
Capital reserves arising from stock options	R$ 10,612
Stock options granted		R$ (14,307)
Capital reserve as a percentage of share capital	0.11%